Business combinations and divestures	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Business combinations and divestures	Business combinations and divestitures
Accounting policy
Acquisitions of subsidiaries are included on the basis of the acquisition method. The cost of acquisition is measured based on the consideration transferred at fair value, the fair value of identifiable assets distributed and the fair value of liabilities incurred or assumed at the acquisition date (i.e. the date on which we obtain control). Goodwill is capitalized as the excess of the costs of an acquired subsidiary, net of the amounts assigned to identifiable assets acquired and liabilities incurred or assumed. Acquisition-related costs are expensed when incurred in the period in which they arise or the service is received.
Business combinations
During 2023 we concluded the acquisition of EO Technical Solutions, LLC, which functions as a parts repair and rebuild services company. In 2023, we also acquired part of the semiconductor equipment activities from Philips
Engineering Solutions. The total related goodwill of €33.0 million has been allocated to the ASML reporting unit.